Condensed Financial Information of Registrant (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Expense [Abstract]
Interest Expense, Junior Subordinated Debentures	$ 258	$ 258	$ 231
Total interest expense	975	815	713
Parent Company [Member]
Interest Expense [Abstract]
Interest Expense, Long-term Debt Unaffiliated	806	689	589
Interest Expense, Long-term Debt Affiliated	16	15	16
Interest Expense, Collateral Financing Arrangements	43	44	59
Interest Expense, Junior Subordinated Debentures	134	134	112
Interest Expense, Stock Purchase Contracts	8	0	0
Total interest expense	$ 1,007	$ 882	$ 776